Income Taxes (Components of the Net Deferred Income Tax Liability) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Investments	$ 584	$ 574
Net unrealized losses on investment securities		67
Foreign tax credit carryforwards	120	20
Accrued commission and general expenses	230	114
Net operating loss carryforwards	1,760	1,803
Other	194	438
Gross deferred income tax assets	2,888	3,016
Valuation allowance	(234)	(189)
Total deferred income tax assets	2,654	2,827
Net unrealized gains on investment securities	761
Net unrealized gains on derivatives	214	48
Insurance reserves	1,186	1,142
DAC	1,127	1,009
PVFP and other intangibles	27	65
Other	177	313
Total deferred income tax liabilities	3,492	2,577
Net deferred income tax asset (liability)	$ (838)	$ 250